Initial Public Offering	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Initial Public Offering
NOTE 3. INITIAL PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 30,000,000 Units, which include the partial exercise by the underwriters of their over-allotment option in the amount of 3,900,000 units, at a purchase price of $10.00 per Unit. Each Unit consists of one share of the Company’s Series A common stock and one-half
of one redeemable warrant (“Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Series A common stock at an exercise price of $11.50 per whole share (see N ot
e 7).

NOTE 3 — INITIAL PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 30,000,000 Units, which include the partial exercise by the underwriters of their over-allotment option in the amount of 3,900,000 units, at a purchase price of $10.00 per Unit. Each Unit consists of one share of the Company’s Series A common stock and one-half
of one redeemable warrant (“Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Series A common stock at an exercise price of $11.50 per whole share (see Note 7
).